MFS® U.S. Government Cash Reserve Fund
MFS® U.S. Government Cash Reserve Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® U.S. Government Cash Reserve Fund	A	529A	529B	B	529C	C	R1	R2	R3	R4
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® U.S. Government Cash Reserve Fund		A	B	C	529A	529B	529C	R1	R2	R3	R4
Management Fee		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.26%	0.26%	0.26%	0.36%	0.36%	0.36%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		0.91%	1.66%	1.66%	1.01%	1.76%	1.76%	1.66%	1.16%	0.91%	0.66%
Fee Reductions and/or Expense Reimbursements	[1]	(0.25%)	none	none	(0.30%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.66%	1.66%	1.66%	0.71%	1.71%	1.71%	1.66%	1.16%	0.91%	0.66%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class A service fee and the Class 529A service fee to 0.00% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreements will continue until at least December 31, 2017. MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the class' average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2017, unless MFS Fund Distributors, Inc., elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® U.S. Government Cash Reserve Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	67	265	479	1,097
B	569	823	1,102	1,766
C	269	523	902	1,965
529A	73	292	529	1,209
529B	574	849	1,149	1,871
529C	274	549	949	2,069
R1	169	523	902	1,965
R2	118	368	638	1,409
R3	93	290	504	1,120
R4	67	211	368	822

Expense Example No Redemption - MFS® U.S. Government Cash Reserve Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	169	523	902	1,766
C	169	523	902	1,965
529B	174	549	949	1,871
529C	174	549	949	2,069

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.  MFS normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 per share price, liquidity, and income.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund are:

Interest Rate Risk:  In general, the price of a money market instrument falls when interest rates rise and rises when interest rates fall.  A major or unexpected increase in interest rates could cause the fund’s share price to decrease to below $1.00 per share.

Credit and Market Risk: The value of a money market instrument depends on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment.  The value of a money market instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Redemption Risk: Large or frequent redemptions could cause the fund’s share price to decrease to below $1.00 per share.

Issuer Focus Risk:  If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.

Performance information prior to July 1, 2014, reflects time periods when the fund was not considered a U.S. Government money market fund and had different investment policies and strategies. The fund’s investment policies and strategies changed effective July 1, 2014. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2016, was 0.00%. During the period(s) shown in the bar chart, the highest quarterly return was 1.26% (for the calendar quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for the calendar quarter ended December 31, 2015).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2015)
Average Annual Returns - MFS® U.S. Government Cash Reserve Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares	none	none	1.16%
B	B Shares	(4.00%)	(0.40%)	0.87%
C	C Shares	(1.00%)	none	0.87%
529A	529A Shares	none	none	1.10%
529B	529B Shares	(4.00%)	(0.40%)	0.81%
529C	529C Shares	(1.00%)	none	0.81%
R1	R1 Shares	none	none	0.85%
R2	R2 Shares	none	none	0.98%
R3	R3 Shares	none	none	1.06%
R4	R4 Shares	none	none	1.14%